OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMMULATED OTHER COMPREHENSIVE LOSS
OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS
Components of Other comprehensive income/(loss), including the portion attributable to non-controlling interests and related tax effects, are as follows:

year ended December 31, 2015	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	798	15	813
Change in fair value of net investment hedges	(505)	133	(372)
Change in fair value of cash flow hedges	(92)	35	(57)
Reclassification to net income of gains and losses on cash flow hedges	144	(56)	88
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	74	(23)	51
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	41	(9)	32
Other comprehensive income on equity investments	62	(15)	47
Other Comprehensive Income	522	80	602

year ended December 31, 2014	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	462	55	517
Change in fair value of net investment hedges	(373)	97	(276)
Change in fair value of cash flow hedges	(118)	49	(69)
Reclassification to net income of gains and losses on cash flow hedges	(95)	40	(55)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(146)	44	(102)
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	25	(7)	18
Other comprehensive loss on equity investments	(272)	68	(204)
Other Comprehensive Loss	(517)	346	(171)

year ended December 31, 2013	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)
Foreign currency translation gains on net investment in foreign operations	269	114	383
Change in fair value of net investment hedges	(323)	84	(239)
Change in fair value of cash flow hedges	121	(50)	71
Reclassification to net income of gains and losses on cash flow hedges	60	(19)	41
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	96	(29)	67
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	34	(11)	23
Other comprehensive income on equity investments	313	(79)	234
Other Comprehensive Income	570	10	580

The changes in AOCI by component are as follows:

	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2013	(707)	(116)	(287)	(338)	(1,448)
Other comprehensive income before reclassifications[2]	78	71	67	219	435
Amounts reclassified from accumulated other comprehensive loss	—	41	23	15	79
Net current period other comprehensive income	78	112	90	234	514
AOCI balance at December 31, 2013	(629)	(4)	(197)	(104)	(934)
Other comprehensive income/(loss) before reclassifications[2]	111	(69)	(102)	(206)	(266)
Amounts reclassified from accumulated other comprehensive loss	—	(55)	18	2	(35)
Net current period other comprehensive income/(loss)	111	(124)	(84)	(204)	(301)
AOCI balance at December 31, 2014	(518)	(128)	(281)	(308)	(1,235)
Other comprehensive income/(loss) before reclassifications[2]	135	(57)	51	33	162
Amounts reclassified from accumulated other comprehensive loss[3]	—	88	32	14	134
Net current period other comprehensive income	135	31	83	47	296
AOCI balance at December 31, 2015	(383)	(97)	(198)	(261)	(939)

[1]	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.

[2]
Other comprehensive income before reclassifications on currency translation adjustments is net of non-controlling interest gains of $306 million in 2015 (2014 – $130 million gains; 2013 – $66 million gains).

[3]
Losses related to cash flow hedges reported in AOCI and expected to be reclassified to Net income in the next 12 months are estimated to be $83 million ($51 million, net of tax) at December 31, 2015. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

Details about reclassifications out of AOCI into the Consolidated statement of income are as follows:

	Amounts Reclassified From Accumulated Other Comprehensive Loss[1]			Affected Line Item in the Consolidated Statement of Income
year ended December 31	2015	2014	2013
(millions of Canadian $)

Cash flow hedges
Commodities	(128)	111	(44)	Revenues (Energy)
Interest	(16)	(16)	(16)	Interest expense
	(144)	95	(60)	Total before tax
	56	(40)	19	Income tax expense/(recovery)
	(88)	55	(41)	Net of tax
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial loss and past service cost	(41)	(25)	(34)	[2]
	9	7	11	Income tax recovery
	(32)	(18)	(23)	Net of tax
Equity investments
Equity income	(19)	(2)	(20)	Income from equity investments
	5	—	5	Income tax recovery
	(14)	(2)	(15)	Net of tax

[1]	All amounts in parentheses indicate expenses to the Consolidated statement of income.

[2]	These Accumulated other comprehensive loss components are included in the computation of net benefit cost. Refer to Note 22 for further information.